UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal Trust I
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust I
234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

RPAR Risk Parity ETF Tailored Shareholder Report

Annual Shareholder Report December 31, 2025

RPAR Risk Parity ETF

TICKER: RPAR (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the RPAR Risk Parity ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.rparetf.com/rpar. You can also request this information by contacting us at (833) 540-0039 or by sending an e-mail request to info@rparetf.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
RPAR Risk Parity ETF	$52	0.48%

Cumulative Performance

(Initial Investment of $10,000)

RPAR Risk Parity ETF - $12,557
S&P 500® Total Return Index - $23,699
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Bond Index - $17,462
Advanced Research Risk Parity Index - $13,271
$25,000
$20,000
$15,000
$10,000
$5,000
12/12/2019
6/30/2020
12/31/2020
6/30/2021
12/31/2021
6/30/2022
12/31/2022
6/30/2023
12/31/2023
6/30/2024
12/31/2024
6/30/2025
12/31/2025

Annual Performance

Annualized Returns for the Periods Ended December 31, 2025	1 Year	5 Year	Since Inception (12/12/2019)
RPAR Risk Parity ETF	18.28%	0.89%	3.83%
S&P 500® Total Return Index	17.88%	14.42%	15.32%
60% S&P 500® Index / 40% Bloomberg U.S. Aggregate Bond Index	13.70%	8.47%	9.65%
Advanced Research Risk Parity Index	18.83%	1.47%	4.78%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.rparetf.com/rpar for more recent performance information.

How did the Fund perform in the past year?

The RPAR Risk Parity ETF (“RPAR”) returned 18.28% for the fiscal year ended December 31, 2025, compared to 18.83% for the Advanced Research Risk Parity Index (“RPAR Index”). RPAR seeks to achieve exposures similar to those of the RPAR Index, investing across four major asset classes—global equities, U.S. Treasuries, commodities, and U.S. Treasury Inflation‑Protected Securities (“TIPS”). These markets were selected because each has historically tended to outperform in different economic environments, allowing RPAR to maintain a balanced, diversified profile across growth and inflation regimes.

What Factors Influenced Performance?

RPAR’s 2025 performance benefited from strong returns across several of its key allocations. Global equities, gold, and commodity‑producer equities were notable contributors, supported by resilient global growth, a weaker U.S. dollar, and increased geopolitical uncertainty that boosted demand for real‑asset exposures. Gold, in particular, delivered exceptionally strong results.

On the other hand, long‑term U.S. Treasuries and long‑term TIPS produced modestly positive but comparatively muted returns. Yields remained volatile during the year as markets digested shifting expectations for interest‑rate policy and inflation. While rates stabilized later in the year, earlier periods of adjustment tempered the overall contribution from rate‑sensitive assets.

The combination of strong performance from real assets and equities, partially offset by softer results from U.S. Treasuries and TIPS, ultimately produced a solid outcome for the Fund in 2025.

RPAR Risk Parity ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)

Fund Size (Thousands)	$562,709
Number of Holdings	104
Total Advisory Fee	$2,663,737
Portfolio Turnover Rate	17%

What did the Fund invest in?

(as of December 31, 2025)

Sector/Security Type Breakdown

(% of total net assets)

Exchange Traded Funds 35.5%
U.S. Treasury Securities 34.3%
U.S. Treasury Bills 12.0%
Materials 7.4%
Oil & Gas 5.4%
Industrial Products 1.9%
Renewable Energy 0.7%
Utilities 0.2%
Consumer Discretionary Products 0.1%
Consumer Staple Products 0.1%
Cash & Other* 2.4%

*	Includes Futures Contracts

Top Ten Holdings	(% of total net assets)
Vanguard Total Stock Market ETF	12.4
U.S. Treasury Bill, 1/29/2026, 3.33%	11.9
SPDR Gold MiniShares Trust	10.4
Vanguard FTSE Emerging Markets ETF	7.5
Vanguard FTSE Developed Markets ETF	5.1
U.S. Treasury Inflation Indexed Bonds 1.38%, 02/15/2044	3.6
U.S. Treasury Inflation Indexed Bonds 1.00%, 02/15/2046	3.2
U.S. Treasury Inflation Indexed Bonds 0.75%, 02/15/2042	3.2
U.S. Treasury Inflation Indexed Bonds 0.75%, 02/15/2045	3.0
U.S. Treasury Inflation Indexed Bonds 0.63%, 02/15/2043	3.0

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rparetf.com/rpar.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

UPAR Ultra Risk Parity ETF Tailored Shareholder Report

annual Shareholder Report December 31, 2025

UPAR Ultra Risk Parity ETF

TICKER: UPAR (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the UPAR Ultra Risk Parity ETF (the "Fund") for the period January 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.rparetf.com/upar. You can also request this information by contacting us at (833) 540-0039 or by sending an e-mail request to info@rparetf.com.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UPAR Ultra Risk Parity ETF	$72	0.64%

Cumulative Performance

(Initial Investment of $10,000)

UPAR Ultra Risk Parity ETF - $8,956
S&P 500® Total Return Index - $15,144
Advanced Research Ultra Risk Parity Index - $9,209
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
$7,000
$6,000
1/3/2022
4/30/2022
8/31/2022
12/31/2022
4/30/2023
8/31/2023
12/31/2023
4/30/2024
8/31/2024
12/31/2024
4/30/2025
8/31/2025
12/31/2025

Annual Performance

Annualized Returns for the Periods Ended December 31, 2025	1 Year	Since Inception (1/3/2022)
UPAR Ultra Risk Parity ETF	24.38%	-2.73%
S&P 500® Total Return Index	17.88%	10.96%
Advanced Research Ultra Risk Parity Index	24.98%	-2.04%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit www.rparetf.com/upar for more recent performance information.

How did the Fund perform in the past year?

The UPAR Ultra Risk Parity ETF (“UPAR”) returned 24.38% for the fiscal year ended December 31, 2025, compared to 24.98% for the Advanced Research Ultra Risk Parity Index (“UPAR Index”). UPAR seeks to achieve exposures similar to those of the UPAR Index, investing across four major asset classes—global equities, U.S. Treasuries, commodities, and U.S. Treasury Inflation‑Protected Securities (“TIPS”). These markets were selected because each has historically tended to outperform in different economic environments, allowing UPAR to maintain a balanced, diversified profile across growth and inflation regimes.

What Factors Influenced Performance?

UPAR’s 2025 performance benefited from strong returns across several of its key allocations. Global equities, gold, and commodity‑producer equities were notable contributors, supported by resilient global growth, a weaker U.S. dollar, and increased geopolitical uncertainty that boosted demand for real‑asset exposures. Gold, in particular, delivered exceptionally strong results.

On the other hand, long‑term U.S. Treasuries and long‑term TIPS produced modestly positive but comparatively muted returns. Yields remained volatile during the year as markets digested shifting expectations for interest‑rate policy and inflation. While rates stabilized later in the year, earlier periods of adjustment tempered the overall contribution from rate‑sensitive assets.

The combination of strong performance from real assets and equities, partially offset by softer results from U.S. Treasuries and TIPS, ultimately produced a solid outcome for the Fund in 2025.

UPAR Ultra Risk Parity ETF Tailored Shareholder Report

Key Fund Statistics

(as of December 31, 2025)

Fund Size (Thousands)	$63,625
Number of Holdings	105
Total Advisory Fee	$390,611
Portfolio Turnover Rate	24%

What did the Fund invest in?

(as of December 31, 2025)

Sector/Security Type Breakdown

(% of total net assets)

U.S. Treasury Securities
48.1%
Exchange Traded Funds
25.4%
Materials
10.1%
Oil & Gas
7.5%
Industrial Products
2.7%
Renewable Energy
1.1%
Utilities
0.3%
Consumer Discretionary Products
0.1%
Consumer Staple Products
0.1%
Cash & Other*
4.6%

*	Includes Futures Contracts

Top Ten Holdings	(% of total net assets)
SPDR Gold MiniShares Trust	14.6
U.S. Treasury Inflation Indexed Bonds 1.38%, 02/15/2044	5.0
Vanguard FTSE Emerging Markets ETF	5.0
U.S. Treasury Inflation Indexed Bonds 1.00%, 02/15/2046	4.5
U.S. Treasury Inflation Indexed Bonds 0.75%, 02/15/2042	4.4
U.S. Treasury Inflation Indexed Bonds 0.75%, 02/15/2045	4.3
U.S. Treasury Inflation Indexed Bonds 0.63%, 02/15/2043	4.2
U.S. Treasury Inflation Indexed Bonds 0.88%, 02/15/2047	3.9
U.S. Treasury Inflation Indexed Bonds 1.00%, 02/15/2048	3.7
U.S. Treasury Inflation Indexed Bonds 2.13%, 02/15/2041	3.3

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's prospectus.

How has the Fund Changed?

Effective August 1, 2025, U.S. Bancorp Fund Services, LLC, doing business as Global Fund Services, no longer serves as the Sub-Administrator for each series of Tidal Trust I, including the Fund.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit www.rparetf.com/upar.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there are at least two audit committee financial expert serving on its audit committee. Mr. Dusko Culafic and Mr. Eduardo Mendoza are the “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

RPAR Risk Parity ETF

	FYE 12/31/2025	FYE 12/31/2024
( a ) Audit Fees	$13,500	$13,125
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,750	$2,625
( d ) All Other Fees	N/A	N/A

UPAR Ultra Risk Parity ETF

	FYE 12/31/2025	FYE 12/31/2024
( a ) Audit Fees	$13,500	$13,125
( b ) Audit-Related Fees	N/A	N/A
( c ) Tax Fees	$2,750	$2,625
( d ) All Other Fees	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Tait Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2025	FYE 12/31/2024
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Dusko Culafic, Eduardo Mendoza, and Mark H.W. Baltimore.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements
December 31, 2025

Tidal Trust I
● RPAR Risk Parity ETF	| RPAR	| NYSE Arca, Inc.
● UPAR Ultra Risk Parity ETF	| UPAR	| NYSE Arca, Inc.

Evoke ETFs

RPAR Risk Parity ETF

 Schedule of Investments

 December 31, 2025

COMMON STOCKS - 15.8%	Shares	Value
Consumer Discretionary Products - 0.1%
Geberit AG	679	$531,030

Consumer Staple Products - 0.1%
Salmar ASA	7,634	467,341

Industrial Products - 1.9%
AGCO Corp.	4,093	426,982
CNH Industrial NV - Class A	72,127	665,011
Deere & Co.	15,856	7,382,078
Halma PLC	5,580	265,539
Kubota Corp.	61,884	875,089
Pentair PLC	2,728	284,094
Toro Co.	5,468	430,441
Xylem, Inc.	3,651	497,193
		10,826,427

Materials - 7.4%
Antofagasta PLC	33,304	1,468,840
BHP Group Ltd., ADR	85,769	5,177,874
Boliden AB	9,402	525,438
Cameco Corp.	14,216	1,303,423
CF Industries Holdings, Inc.	8,952	692,348
China Nonferrous Mining Corp. Ltd.	139,613	264,571
CMOC Group Ltd.	791,223	1,955,821
Corteva, Inc.	38,176	2,558,937
Ecolab, Inc.	4,701	1,234,106
First Quantum Minerals Ltd.(a)	27,347	734,174
Fortescue Ltd.	105,936	1,554,859
Freeport-McMoRan, Inc.	47,591	2,417,147
Glencore PLC	409,030	2,236,689
GMK Norilskiy Nickel PAO, ADR(a)(b)	181,762	—
Ivanhoe Mines Ltd. - Class A(a)	42,859	488,075
Jiangxi Copper Co. Ltd.	145,497	801,556
Lundin Mining Corp.	28,571	614,878
Lynas Rare Earths Ltd.(a)(c)	34,307	283,719
MMG Ltd.(a)	416,422	469,200
Mosaic Co.	18,118	436,463
MP Materials Corp.(a)	5,884	297,260
NAC Kazatomprom JSC, GDR	8,959	499,912
Nutrien Ltd.	26,927	1,664,239
PhosAgro PJSC, GDR(a)(b)	52,122	—
Pilbara Minerals Ltd.	116,404	327,573
Rio Tinto PLC, ADR	57,555	4,606,127
Sociedad Quimica y Minera de Chile SA - Class B, ADR(a)	15,200	1,045,760
South32 Ltd.	157,164	373,105

The accompanying notes are an integral part of these financial statements.

Southern Copper Corp.	26,048	$3,737,065
Sumitomo Metal Mining Co. Ltd.	10,305	417,933
Teck Resources Ltd.	15,481	742,117
Vale SA, ADR	152,465	1,986,619
Yara International ASA	14,483	594,434
		41,510,262

Oil & Gas - 5.4%
BP PLC, ADR	37,763	1,311,509
Canadian Natural Resources Ltd.	31,041	1,052,778
Cenovus Energy, Inc.	28,466	482,204
Chevron Corp.	29,462	4,490,303
ConocoPhillips	18,062	1,690,784
Coterra Energy, Inc.	10,664	280,676
Devon Energy Corp.	8,818	323,003
Diamondback Energy, Inc.	4,082	613,647
Ecopetrol SA, ADR(c)	30,681	307,424
Eni SpA, ADR(c)	23,037	874,024
EOG Resources, Inc.	7,886	828,109
EQT Corp.	8,672	464,819
Equinor ASA, ADR	38,024	898,507
Expand Energy Corp.	4,356	480,728
Exxon Mobil Corp.	62,584	7,531,359
Gazprom PJSC, ADR(a)(b)	523,190	—
Imperial Oil Ltd.	7,203	623,113
Inpex Corp.	17,342	345,966
LUKOIL PJSC, ADR(a)(b)	31,173	—
Novatek PJSC, GDR(a)(b)	13,358	—
Occidental Petroleum Corp.	14,268	586,700
OMV AG	4,802	268,000
Repsol SA	16,994	317,842
Rosneft Oil Co. PJSC, GDR(a)(b)	488,696	—
Shell PLC, ADR	41,800	3,071,464
Suncor Energy, Inc.	17,629	783,482
TotalEnergies SE, ADR	31,112	2,035,347
Tourmaline Oil Corp.	5,529	248,346
Woodside Energy Group Ltd.	28,284	444,935
		30,355,069

Renewable Energy - 0.7%
First Solar, Inc.(a)	5,034	1,315,032
Goldwind Science & Technology Co. Ltd.	271,755	468,200
Nextpower, Inc. - Class A(a)	7,295	635,467
Nordex SE(a)	12,429	425,073
Vestas Wind Systems A/S	52,942	1,443,510
		4,287,282

Utilities - 0.2%
American Water Works Co., Inc.	3,757	490,289
Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	11,672	278,379

The accompanying notes are an integral part of these financial statements.

Veolia Environnement SA	12,447	$434,459
		1,203,127

TOTAL COMMON STOCKS (Cost $105,682,269)		89,180,538

EXCHANGE TRADED FUNDS - 35.5%	Shares	Value
SPDR Gold MiniShares Trust(a)	686,476	58,604,456
Vanguard FTSE Developed Markets ETF	461,701	28,842,461
Vanguard FTSE Emerging Markets ETF	784,322	42,165,151
Vanguard Total Stock Market ETF	208,800	70,004,376
TOTAL EXCHANGE TRADED FUNDS (Cost $144,539,557)		199,616,444

U.S. TREASURY SECURITIES - 34.3%	Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds	2.13%	02/15/2041	$13,503,481	13,257,558
U.S. Treasury Inflation Indexed Bonds	0.75%	02/15/2042	22,802,068	17,808,204
U.S. Treasury Inflation Indexed Bonds	0.63%	02/15/2043	22,373,444	16,706,432
U.S. Treasury Inflation Indexed Bonds	1.38%	02/15/2044	24,101,200	20,243,491
U.S. Treasury Inflation Indexed Bonds	0.75%	02/15/2045	23,444,018	17,152,100
U.S. Treasury Inflation Indexed Bonds	1.00%	02/15/2046	23,798,049	18,002,715
U.S. Treasury Inflation Indexed Bonds	0.88%	02/15/2047	21,807,020	15,778,414
U.S. Treasury Inflation Indexed Bonds	1.00%	02/15/2048	19,999,947	14,661,060
U.S. Treasury Inflation Indexed Bonds	1.00%	02/15/2049	16,340,001	11,796,560
U.S. Treasury Inflation Indexed Bonds	0.25%	02/15/2050	14,016,023	8,100,976
U.S. Treasury Inflation Indexed Bonds	0.13%	02/15/2051	13,084,091	7,096,795
U.S. Treasury Inflation Indexed Bonds	0.13%	02/15/2052	12,598,408	6,689,584
U.S. Treasury Inflation Indexed Bonds	1.50%	02/15/2053	7,773,841	6,083,455
U.S. Treasury Inflation Indexed Bonds	2.13%	02/15/2054	13,653,108	12,311,344
U.S. Treasury Inflation Indexed Bonds	2.38%	02/15/2055	7,488,281	7,127,816
TOTAL U.S. TREASURY SECURITIES (Cost $287,120,624)				192,816,504

SHORT-TERM INVESTMENTS - 13.2%
Investments Purchased with Proceeds from Securities Lending - 0.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.67%(d)	1,340,609	1,340,609

Money Market Funds - 1.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.67%(d)	5,646,517	5,646,517

U.S. Treasury Bills - 12.0%	Principal Amount	Value
U.S. Treasury Bill, 1/29/2026, 3.33%(e)	$67,322,000	$67,144,219

TOTAL SHORT-TERM INVESTMENTS (Cost $74,112,348)		74,131,345

TOTAL INVESTMENTS - 98.8% (Cost $611,454,798)		$555,744,831
Other Assets in Excess of Liabilities - 1.2%		6,964,200
TOTAL NET ASSETS - 100.0%		$562,709,031

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

PLC	Public Limited Company

PJSC	Public Joint Stock Company

(a)	Non-income producing security.

(b)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(c)	All or a portion of this security is on loan as of December 31, 2025. The total market value of these securities was $1,305,604 which represented 0.2% of net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.

(e)	The rate shown is the annualized effective yield as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

RPAR Risk Parity ETF

Schedule of Futures Contracts

December 31, 2025

FUTURES CONTRACTS - (0.5)%

The RPAR Risk Parity ETF had the following futures contracts outstanding with PhillipCapital Inc. as of December 31, 2025:

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	869	03/20/2026	$97,708,188	$(768,558)
Ultra U.S. Treasury Bonds	814	03/20/2026	96,052,000	(2,315,172)
Net Unrealized Appreciation (Depreciation)				(3,083,730)

The accompanying notes are an integral part of these financial statements.

UPAR Ultra Risk Parity ETF

 Schedule of Investments

December 31, 2025

COMMON STOCKS - 21.9%	Shares	Value
Consumer Discretionary Products - 0.1%
Geberit AG	96	$75,079

Consumer Staple Products - 0.1%
Salmar ASA	1,150	70,401

Industrial Products - 2.7%
AGCO Corp.	573	59,775
CNH Industrial NV - Class A	11,414	105,237
Deere & Co.	2,510	1,168,581
Halma PLC	838	39,879
Kubota Corp.	10,017	141,649
Pentair PLC	409	42,593
Toro Co.	820	64,550
Xylem, Inc.	691	94,100
		1,716,364

Materials - 10.1%
Antofagasta PLC	5,270	232,428
BHP Group Ltd., ADR	12,672	765,009
Boliden AB	1,488	83,158
Cameco Corp.	2,251	206,388
CF Industries Holdings, Inc.	1,418	109,668
China Nonferrous Mining Corp. Ltd.	22,376	42,403
CMOC Group Ltd.	125,538	310,317
Corteva, Inc.	6,043	405,062
Ecolab, Inc.	692	181,664
First Quantum Minerals Ltd.(a)	4,331	116,273
Fortescue Ltd.	16,766	246,080
Freeport-McMoRan, Inc.	7,533	382,601
Glencore PLC	64,708	353,841
GMK Norilskiy Nickel PAO, ADR(a)(b)	3,990	—
Ivanhoe Mines Ltd. - Class A(a)	6,785	77,267
Jiangxi Copper Co. Ltd.	23,303	128,378
Lundin Mining Corp.	4,523	97,340
Lynas Rare Earths Ltd.(a)	5,367	44,385
MMG Ltd.(a)	66,698	75,152
Mosaic Co.	2,869	69,114
MP Materials Corp.(a)	932	47,085
NAC Kazatomprom JSC, GDR	1,419	79,180
Nutrien Ltd.	4,263	263,477
PhosAgro PJSC, GDR(a)(b)	1,126	—
Pilbara Minerals Ltd.	18,432	51,870
Rio Tinto PLC, ADR	9,109	728,993
Sociedad Quimica y Minera de Chile SA - Class B, ADR(a)	2,273	156,382
South32 Ltd.	24,890	59,089

The accompanying notes are an integral part of these financial statements.

Southern Copper Corp.	3,708	$531,915
Sumitomo Metal Mining Co. Ltd.	1,681	68,175
Teck Resources Ltd.	2,452	117,542
Vale SA, ADR	24,130	314,414
Yara International ASA	2,312	94,893
		6,439,543

Oil & Gas - 7.5%
BP PLC, ADR	5,978	207,616
Canadian Natural Resources Ltd.	4,914	166,662
Cenovus Energy, Inc.	4,507	76,347
Chevron Corp.	4,663	710,688
ConocoPhillips	2,859	267,631
Coterra Energy, Inc.	1,687	44,402
Devon Energy Corp.	1,395	51,099
Diamondback Energy, Inc.	646	97,113
Ecopetrol SA, ADR	4,860	48,697
Eni SpA, ADR	3,647	138,367
EOG Resources, Inc.	1,248	131,052
EQT Corp.	1,374	73,646
Equinor ASA, ADR	6,019	142,229
Expand Energy Corp.	656	72,396
Exxon Mobil Corp.	9,906	1,192,088
Gazprom PJSC, ADR(a)(b)	11,925	—
Imperial Oil Ltd.	1,141	98,705
Inpex Corp.	2,746	54,782
LUKOIL PJSC, ADR(a)(b)	818	—
Novatek PJSC, GDR(a)(b)	329	—
Occidental Petroleum Corp.	2,258	92,849
OMV AG	760	42,416
Repsol SA	2,692	50,349
Rosneft Oil Co. PJSC, GDR(a)(b)	10,479	—
Shell PLC, ADR	6,616	486,144
Suncor Energy, Inc.	2,791	124,040
TotalEnergies SE, ADR	4,942	323,306
Tourmaline Oil Corp.	876	39,347
Woodside Energy Group Ltd.	4,479	70,459
		4,802,430

Renewable Energy - 1.1%
First Solar, Inc.(a)	797	208,200
Goldwind Science & Technology Co. Ltd.	43,014	74,108
Nextpower, Inc. - Class A(a)	1,004	87,459
Nordex SE(a)	1,975	67,545
Vestas Wind Systems A/S	8,791	239,694
		677,006

Utilities - 0.3%
American Water Works Co., Inc.	572	74,646
Companhia de Saneamento Basico do Estado de Sao Paulo, ADR	1,846	44,031

The accompanying notes are an integral part of these financial statements.

Veolia Environnement SA	2,136	$74,556
		193,233

TOTAL COMMON STOCKS (Cost $13,203,406)		13,974,056

EXCHANGE TRADED FUNDS - 25.4%	Shares	Value
SPDR Gold MiniShares Trust(a)	108,652	9,275,621
Vanguard Extended Market ETF	9,873	2,064,642
Vanguard FTSE Developed Markets ETF	26,099	1,630,404
Vanguard FTSE Emerging Markets ETF	59,114	3,177,969
TOTAL EXCHANGE TRADED FUNDS (Cost $9,766,379)		16,148,636

U.S. TREASURY SECURITIES - 48.1%	Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Inflation Indexed Bonds (c)	2.13%	02/15/2041	$2,144,023	2,104,977
U.S. Treasury Inflation Indexed Bonds (c)	0.75%	02/15/2042	3,619,742	2,826,985
U.S. Treasury Inflation Indexed Bonds	0.63%	02/15/2043	3,550,464	2,651,160
U.S. Treasury Inflation Indexed Bonds	1.38%	02/15/2044	3,823,835	3,211,781
U.S. Treasury Inflation Indexed Bonds	0.75%	02/15/2045	3,718,134	2,720,259
U.S. Treasury Inflation Indexed Bonds	1.00%	02/15/2046	3,774,872	2,855,610
U.S. Treasury Inflation Indexed Bonds	0.88%	02/15/2047	3,458,477	2,502,372
U.S. Treasury Inflation Indexed Bonds	1.00%	02/15/2048	3,171,577	2,324,940
U.S. Treasury Inflation Indexed Bonds	1.00%	02/15/2049	2,591,782	1,871,121
U.S. Treasury Inflation Indexed Bonds	0.25%	02/15/2050	2,221,388	1,283,917
U.S. Treasury Inflation Indexed Bonds	0.13%	02/15/2051	2,073,545	1,124,688
U.S. Treasury Inflation Indexed Bonds	0.13%	02/15/2052	1,995,440	1,059,552
U.S. Treasury Inflation Indexed Bonds	1.50%	02/15/2053	1,232,291	964,335
U.S. Treasury Inflation Indexed Bonds	2.13%	02/15/2054	2,165,358	1,952,557
U.S. Treasury Inflation Indexed Bonds	2.38%	02/15/2055	1,187,682	1,130,511
TOTAL U.S. TREASURY SECURITIES (Cost $32,951,583)				30,584,765

SHORT-TERM INVESTMENTS - 3.2%
Money Market Funds - 3.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.67%(d)	2,021,934	2,021,934

TOTAL SHORT-TERM INVESTMENTS (Cost $2,021,934)		2,021,934

TOTAL INVESTMENTS - 98.6% (Cost $57,943,302)		$62,729,391
Other Assets in Excess of Liabilities - 1.4%		895,353
TOTAL NET ASSETS - 100.0%		$63,624,744

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
PLC	Public Limited Company
PJSC	Public Joint Stock Company

The accompanying notes are an integral part of these financial statements.

(a)	Non-income producing security.
(b)

Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

(c)

All or a portion of this security has been pledged as collateral for futures. The total value of assets committed as collateral as of December 31, 2025 is $1,376,445 which represented 2.2% of net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

UPAR Ultra Risk Parity ETF

Schedule of Futures Contracts

December 31, 2025

FUTURES CONTRACTS - (0.6)%

The UPAR Ultra Risk Parity ETF had the following futures contracts outstanding with PhillipCapital Inc. as of December 31, 2025:

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Micro E-mini S&P 500 Index	261	03/20/2026	$8,994,713	$29,579
MSCI EAFE Index	20	03/20/2026	2,902,100	10,765
MSCI Emerging Markets Index	51	03/20/2026	3,599,070	60,220
U.S. Treasury 10 Year Notes	138	03/20/2026	15,516,375	(123,568)
Ultra U.S. Treasury Bond	129	03/20/2026	15,222,000	(372,360)
Net Unrealized Appreciation (Depreciation)				(395,364)

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

December 31, 2025

	RPAR Risk Parity ETF	UPAR Ultra Risk Parity ETF
ASSETS:
Investments, at value (cost $611,454,798 and $57,943,302) (Note 2)	$555,744,831	$62,729,391
Deposits at broker for other investments	6,840,488	561,710
Variation Margin Receivable	481,766	171,870
Interest receivable	989,594	158,777
Dividends receivable	199,346	30,961
Dividend tax reclaim receivable	40,536	5,136
Security lending income receivable (Note 5)	4,053	—
Receivable for investments sold	—	1,020
Total assets	564,300,614	63,658,865

LIABILITIES:
Payable upon return of securities (Note 5)	1,340,609	—
Payable to adviser (Note 4)	227,521	34,121
Payable for investments purchased	23,453	—
Total liabilities	1,591,583	34,121
NET ASSETS	$562,709,031	$63,624,744

NET ASSETS CONSISTS OF:
Paid-in capital	$897,928,487	$69,995,981
Total distributable earnings/(accumulated losses)	(335,219,456)	(6,371,237)
Total Net Assets	$562,709,031	$63,624,744

Net assets	$562,709,031	$63,624,744
Shares issued and outstanding(a)	26,100,000	4,100,000
Net asset value per share	$21.56	$15.52

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations
For the Year Ended December 31, 2025

	RPAR Risk Parity ETF	UPAR Ultra Risk Parity ETF
INVESTMENT INCOME:
Dividend income	$5,716,811	$611,419
Less: Dividend withholding taxes	(127,302)	(20,867)
Less: Issuance fees	(18,355)	(2,917)
Interest income	10,813,886	1,866,221
Securities lending income (Note 5)	130,850	—
Other income	106	—
Total investment income	16,515,996	2,453,856

EXPENSES:
Investment advisory fee (Note 4)	2,663,737	390,611
Interest expense (Note 9)	707	4,198
Other expenses and fees	275	654
Total expenses	2,664,719	395,463
Expense reimbursement by Adviser (Note 4)	(106,549)	(12,019)
Net expenses	2,558,170	383,444
NET INVESTMENT INCOME (LOSS)	13,957,826	2,070,412

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(11,315,282)	(1,988,224)
In-kind redemptions	11,017,177	2,546,345
Futures contracts	(1,120,756)	1,284,485
Foreign currency transactions	(12,722)	(1,863)
Net realized gain (loss)	(1,431,583)	1,840,743
Net change in unrealized appreciation (depreciation) on:
Investments	72,447,759	7,370,142
Foreign currency translations	8,849	52
Futures contracts	4,049,339	1,378,186
Net change in unrealized appreciation (depreciation)	76,505,947	8,748,380
Net realized and unrealized gain (loss)	75,074,364	10,589,123
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$89,032,190	$12,659,535

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	RPAR Risk Parity ETF		UPAR Ultra Risk Parity ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$13,957,826	$14,571,908	$2,070,412	$2,444,819
Net realized gain (loss)	(1,431,583)	(2,733,887)	1,840,743	3,459,948
Net change in unrealized appreciation (depreciation)	76,505,947	(10,471,576)	8,748,380	(7,475,339)
Net increase (decrease) in net assets resulting from operations	89,032,190	1,366,445	12,659,535	(1,570,572)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(14,236,569)	(14,473,451)	(2,114,584)	2,451,317
Total distributions to shareholders	(14,236,569)	(14,473,451)	(2,114,584)	2,451,317

CAPITAL TRANSACTIONS:
Subscriptions	46,970,760	31,831,410	9,379,063	2,798,522
Redemptions	(88,381,172)	(128,744,565)	(19,955,498)	(31,158,863)
Net increase (decrease) in net assets from capital transactions	(41,410,412)	(96,913,155)	(10,576,435)	(28,360,341)

NET INCREASE (DECREASE) IN NET ASSETS	33,385,209	(110,020,161)	(31,484)	(32,382,230)

NET ASSETS:
Beginning of the period	529,323,822	639,343,983	63,656,228	96,038,458
End of the period	$562,709,031	$529,323,822	$63,624,744	$63,656,228

SHARES TRANSACTIONS
Subscriptions	2,325,000	1,650,000	650,000	200,000
Redemptions	(4,500,000)	(6,675,000)	(1,475,000)	(2,275,000)
Total increase (decrease) in shares outstanding	(2,175,000)	(5,025,000)	(825,000)	(2,075,000)

The accompanying notes are an integral part of these financial statements.

Financial Highlights
For a share outstanding throughout the periods presented

	RPAR Risk Parity ETF
	Year Ended December 31, 2025		Year Ended December 31, 2024		Year Ended December 31, 2023		Year Ended December 31, 2022	Period Ended December 31, 2021(a)		Year Ended November 30, 2021
PER SHARE DATA:

Net asset value, beginning of period	$18.72		$19.20		$18.65		$25.10	$25.10		$23.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.53		0.46		0.54		0.77	0.10		0.48
Net realized and unrealized gain (loss)(d)	2.86		(0.47)		0.61		(6.47)	0.22		1.88
Total from investment operations	3.39		(0.01)		1.15		(5.70)	0.32		2.36

LESS DISTRIBUTION FROM:
Net investment income	(0.55)		(0.47)		(0.60)		(0.75)	(0.32)		(0.26)
Total distributions	(0.55)		(0.47)		(0.60)		(0.75)	(0.32)		(0.26)

Net asset value, end of period	$21.56		$18.72		$19.20		$18.65	$25.10		$25.10

TOTAL RETURN(e)	18.28%		(0.11)%		6.32%		(22.81)%	1.29%		10.32%

SUPPLEMENTAL DATA AND RATIOS:

Net assets, end of period (in thousands)	$562,709		$529,324		$639,344		$948,172	$1,634,169		$1,549,276
Ratio of expenses to average net assets:
Before investment advisory fees waived(f)(g)	0.50%		0.50%		0.50%		0.50%	0.50%		0.50%
After investment advisory fees waived(f)(g)	0.48%		0.48%		0.48%		0.48%	0.47%		0.47%
Ratio of interest expense on futures contracts to average net assets(f)(g)	0.00	%(h)	0.00	%(h)	0.00	%(h)	0.01%	0.00	%(h)	0.00	%(h)

Ratio of operational expenses to average net assets excluding dividends, interest and borrowing on futures contracts(f)(g)	0.48%		0.48%		0.48%		0.48%	0.47%		0.47%
Ratio of net investment income to average net assets:
Before investment advisory fees waived(f)(g)	2.60%		2.34%		2.83%		3.65%	4.69%		1.96%
After investment advisory fees waived(f)(g)	2.62%		2.36%		2.85%		3.67%	4.72%		1.99%
Portfolio turnover rate(e)(i)	17%		9%		14%		28%	1%		16%

The accompanying notes are an integral part of these financial statements.

(a)	The Fund changed its fiscal year end from November 30 to December 31. The information presented is from December 1, 2021 to December 31, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange-traded funds in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights For a share outstanding throughout the periods presented

	UPAR Ultra Risk Parity ETF
	Year Ended December 31, 2025	Year Ended December 31, 2024		Year Ended December 31, 2023		Period Ended December 31, 2022(a)
PER SHARE DATA:

Net asset value, beginning of period	$12.93	$13.72		$13.26		$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.49	0.41		0.43		0.70
Net realized and unrealized gain (loss)(d)	2.61	(0.77)		0.45		(6.81)
Total from investment operations	3.10	(0.36)		0.88		(6.11)

LESS DISTRIBUTION FROM:
Net investment income	(0.51)	(0.43)		(0.42)		(0.59)
Return of capital	—	—		—		(0.04)
Total distributions	(0.51)	(0.43)		(0.42)		(0.63)

Net asset value, end of period	$15.52	$12.93		$13.72		$13.26

TOTAL RETURN(e)	24.38%	(2.78)%		6.74%		(30.62)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$63,625	$63,656		$96,038		$117,694
Ratio of expenses to average net assets:
Before investment advisory fees waived(f)(g)	0.66%	0.65%		0.65%		0.65%
After investment advisory fees waived(f)(g)	0.64%	0.63%		0.63%		0.63%
Ratio of interest expense on futures contracts to average net assets(f)(g)	0.01%	0.00	%(h)	0.00	%(h)	0.00	%(h)
Ratio of operational expenses to average net assets excluding dividends, interest, and borrowing expense on futures contracts(f)(g)	0.63%	0.63%		0.63%		0.62%
Ratio of net investment income to average net assets:
Before investment advisory fees waived(f)(g)	3.43%	2.94%		3.23%		4.81%
After investment advisory fees waived(f)(g)	3.45%	2.96%		3.25%		4.84%
Portfolio turnover rate(e)(i)	24%	12%		36%		39%

(a)	Inception date of the Fund was January 3, 2022. The information presented is from January 3, 2022 to December 31, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests. The ratio does not include net investment income of the exchange-traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	These ratios exclude the impact of expenses of the underlying exchange-traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange-traded funds in which the Fund invests.
(h)	Amount represents less than 0.005%.
(i)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements

December 31, 2025

NOTE 1 - ORGANIZATION

The RPAR Risk Parity ETF and UPAR Ultra Risk Parity ETF (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of Tidal Trust I (formerly, Tidal ETF Trust) (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of each Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The RPAR Risk Parity ETF commenced operations on December 12, 2019 and the UPAR Ultra Risk Parity ETF commenced operations on January 3, 2022.

The investment objective of each Fund is to seek to generate positive returns during periods of economic growth, preserve capital during periods of economic contraction, and preserve real rates of return during periods of heightened inflation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Notes to Financial Statements

December 31, 2025

Futures contracts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2025:

RPAR Risk Parity ETF
	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$89,180,538	$—	$0	(a)	$89,180,538
Exchange Traded Funds	199,616,444	—	—		199,616,444
U.S. Treasury Securities	—	192,816,504	—		192,816,504
U.S. Treasury Bills	—	67,144,219	—		67,144,219
Investments Purchased with Proceeds from Securities Lending	1,340,609	—	—		1,340,609
Money Market Funds	5,646,517	—	—		5,646,517
Total Investments	$295,784,108	$259,960,723	$0	(a)	$555,744,831
Liabilities:
Other Financial Instruments:(b)
Futures Contracts	(3,083,730)	—	—		(3,083,730)
Total Other Financial Instruments	$(3,083,730)	$—	$—		$(3,083,730)

Notes to Financial Statements

December 31, 2025

UPAR Ultra Risk Parity ETF
	Level 1	Level 2	Level 3		Total
Assets:
Investments:
Common Stocks	$13,974,056	$—	$0	(a)	$13,974,056
Exchange Traded Funds	16,148,636	—	—		16,148,636
U.S. Treasury Securities	—	30,584,765	—		30,584,765
Money Market Funds	2,021,934	—	—		2,021,934
Total Investments	$32,144,626	$30,584,765	$0	(a)	$62,729,391
Assets:
Other Financial Instruments:(b)
Futures Contracts	100,564	—	—		100,564
Total Other Financial Instruments	$100,564	$—	$—		$100,564
Liabilities:
Other Financial Instruments:(b)
Futures Contracts	(495,928)	—	—		(495,928)
Total Other Financial Instruments	$(495,928)	$—	$—		$(495,928)

(a)	The securities are classified as Level 3 securities due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestable.
(b)	The fair value of the Fund's other financial instruments represents the net unrealized appreciation (depreciation) as of December 31, 2025.

Refer to the Schedules of Investments for further disaggregation of investment categories.

RPAR Risk Parity ETF and UPAR Ultra Risk Parity ETF held common stocks with $0 market values at the beginning and ending of the period with no activity during the year. As of the year ended December 31, 2025, these investments did not have material impact on the Fund’s net assets and, therefore, disclosure of unobservable inputs used in formulating valuations is not presented.

Notes to Financial Statements

December 31, 2025

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting by enabling investors to understand how and why the Funds use futures contracts (a type of derivative), how they are accounted for and how they affect an entity’s results of operations and financial position. The Funds may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. A Fund may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The average notional amount for futures contracts is based on the monthly notional amounts. The notional amount for futures contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date. Each Fund’s average notional value of futures contracts outstanding during the year ended December 31, 2025 and each Fund’s monthly average notional amount is described below:

Average Notional Amount
RPAR Risk Parity ETF	$186,331,790
Futures Contracts
UPAR Ultra Risk Parity ETF	45,588,039
Futures Contracts

Statements of Assets and Liabilities

Fair value of derivative instruments as of December 31, 2025:

		Asset Derivatives as of December 31, 2025		Liability Derivatives as of December 31, 2025
Fund	Instrument	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
RPAR Risk Parity ETF	Futures	—	$—	Unrealized depreciation on futures contracts	$3,083,730

UPAR Ultra Risk Parity ETF	Futures	Unrealized appreciation on futures contracts	$100,564	Unrealized depreciation on futures contracts	$495,928

Statements of Operations

The effect of derivative instruments on the Statements of Operations for the year ended December 31, 2025:

Fund	Instrument	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

RPAR Risk Parity ETF	Futures	Realized and Unrealized Gain (Loss) on futures contracts	$(1,120,756)	$4,049,339

UPAR Ultra Risk Parity ETF	Futures	Realized and Unrealized Gain (Loss) on futures contracts	$1,284,485	$1,378,186

Notes to Financial Statements

December 31, 2025

Offsetting Agreements. The Funds are subject to various netting arrangements, which govern the terms of certain transactions with counterparties. The arrangements allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all transactions governed under a single agreement with a counterparty. The following tables represent derivative financial statements that are subject to enforceable netting agreements, collateral arrangements, or other similar agreements as of December 31, 2025.

RPAR Risk Parity ETF	Counterparty	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Interest Rate Contracts - Futures	PhillipCapital Inc.	$—	$—	$—	$—	$—	$—
Liabilities
Interest Rate Contracts - Futures	PhillipCapital Inc.	$3,083,730	$3,083,730	$—	$—	$—	$3,083,730

UPAR Ultra Risk Parity ETF	Counterparty	Gross Amounts	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amounts Presented in the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Interest Rate Contracts - Futures	PhillipCapital Inc.	$100,564	$100,564	$—	$—	$—	$100,564
Liabilities
Interest Rate Contracts - Futures	PhillipCapital Inc.	$495,928	$495,928	$—	$—	$—	$495,928

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year, at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

Notes to Financial Statements

December 31, 2025

As of December 31, 2025, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Futures Contracts - The Funds may purchase futures contracts to gain long exposure to long-term U.S. Treasury bonds, commodities, foreign Government bonds, foreign stock indexes, and U.S. stock indexes. The purchase of futures contracts may be more efficient or cost-effective than buying the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Funds are required to pledge to the counterparty an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Thereafter, a “variation margin” amount may be required to be paid by the Funds or received by the Funds in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. The account is marked-to market daily and the variation margin is monitored by the Adviser and Custodian (defined below) on a daily basis. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering its obligations. The Funds’ use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Funds had futures contracts activity during the year ended December 31, 2025. Realized and unrealized gains and losses are included in the Statements of Operations. The futures contracts held by the Funds are exchange-traded with PhillipCapital, Inc. acting as the futures commission merchant.

Notes to Financial Statements

December 31, 2025

Deposits at Broker for Futures - Deposits at broker for futures represent amounts that are held by third parties under certain of the Funds’ derivative transactions. Such cash is excluded from cash and equivalents in the Statements of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporations ("SIPC") or Federal Deposit Insurance Corporation ("FDIC") limitations.

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivatives Risk Management Program that complies with Rule 18f-4.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid quarterly. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Notes to Financial Statements

December 31, 2025

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to redemption in-kind adjustments. For the year ended December 31, 2025, the following adjustments were made:

Fund	Paid-In Capital	Total distributable earnings/(accumulated losses)
RPAR Risk Parity ETF	$11,153,800	$(11,153,800)
UPAR Ultra Risk Parity ETF	2,483,435	(2,483,435)

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Agriculture Risk. Companies in the agriculture industry are subject to risks such as adverse weather conditions, embargoes, tariffs, and adverse international economic, political, and regulatory developments.

Borrowing Risk (UPAR Ultra Risk Parity ETF only). The Fund’s potential use of reverse repurchase agreements is considered a form of borrowing money. Borrowing money to finance purchases of securities that exceed the Fund’s net assets creates leverage risk, which may magnify changes to the Fund’s NAV and its returns. The Fund bears the added price volatility risk of the securities purchased. Borrowing money will cost the Fund interest expense and other fees, which may reduce its returns.

Capital Controls and Sanctions Risk. Economic conditions, such as volatile currency exchange rates and interest rates, political events, military action and other conditions may, without prior warning, lead to foreign government intervention (including intervention by the U.S. government with respect to foreign governments, economic sectors, foreign companies and related securities and interests) and the imposition of capital controls and/or sanctions, which may also include retaliatory actions of one government against another government, such as seizure of assets. Capital controls and/or sanctions include the prohibition of, or restrictions on, the ability to transfer currency, securities or other assets. Capital controls and/or sanctions may also impact the ability of the Funds to buy, sell, or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Shares of the Funds, and cause the Funds to decline in value.

Commodities Risk. The Funds’ exposure to investments in physical commodities subjects the Funds to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate rapidly based on a variety of factors, including overall market movements, economic events and policies, changes in interest rates or inflation rates, changes in monetary and exchange control programs, war, acts of terrorism, natural disasters, and technological developments. Variables such as disease, drought, floods, weather, trade embargoes, tariffs, and other political events, in particular, may have a larger impact on commodity prices than on traditional securities. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Because certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers, political, economic, and supply-related events in such countries could have a disproportionate impact on the prices of such commodities. These factors may affect the value of the Funds in varying ways, and different factors may cause the value and the volatility of the Funds to move in inconsistent directions at inconsistent rates. The current or “spot” prices of physical commodities may also affect, in a volatile and inconsistent manner, the prices of futures contracts in respect of the relevant commodity.

Notes to Financial Statements

December 31, 2025

Credit Risk. An issuer or guarantor of debt instruments, such as the U.S. government or its agencies or instrumentalities with respect to U.S. government obligations, may be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Please see “Government Obligations Risks,” below, for risks specific to investing in securities issued by the U.S. government or its agencies or instrumentalities. Debt instruments such as U.S. Treasuries and TIPS are subject to varying degrees of credit risk, which may be reflected in their credit ratings. A Fund’s portfolio holdings may have their credit ratings downgraded or may default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Funds’ income level or Share price.

Currency Exchange Rate Risk. The Funds invest, directly or indirectly, in investments denominated in non-U.S. currencies or in securities that provide exposure to such currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Funds’ investments and the value of your Shares of the Funds. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and you may lose money.

Depositary Receipt Risk. Depositary receipts involve risks similar to those associated with investments in foreign securities and certain additional risks. Depositary receipts listed on U.S. or foreign exchanges are issued by banks or trust companies, and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares (“Underlying Shares”). When the Funds invest in depositary receipts as a substitute for an investment directly in the Underlying Shares, the Funds are exposed to the risk that the depositary receipts may not provide a return that corresponds precisely with that of the Underlying Shares.

Derivatives Risk. The Funds’ derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Funds may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. Certain of the Funds’ transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Funds realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than they would if they did not engage in such transactions, which may adversely impact the Funds’ after-tax returns.

Emerging Markets Risk. The Funds may invest in securities issued by companies domiciled or headquartered in emerging market nations. Investments in securities traded in developing or emerging markets, or that provide exposure to such securities or markets, can involve additional risks relating to political, economic, currency, or regulatory conditions not associated with investments in U.S. securities and investments in more developed international markets. Such conditions may impact the ability of the Funds to buy, sell, or otherwise transfer securities, adversely affect the trading market and price for Shares and cause the Funds to decline in value.

Notes to Financial Statements

December 31, 2025

Energy Producers Industry Risk. Companies in the energy producing industry are subject to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks. The volatility of energy commodity prices can significantly affect energy companies due to the impact of prices on the volume of commodities developed, produced, gathered, and processed. Historically, energy commodity prices have been cyclical and exhibited significant volatility, which may adversely impact the value, operations, cash flows, and financial performance of energy companies.

Equity Market Risk. The Funds will invest in common stocks directly or indirectly through ETFs. Common stocks, such as those held by the Funds, are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. The equity securities held in a Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Exchange Traded Fund (“ETF”) Risks.

●	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Funds have a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Funds (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Cash Redemption Risk. Each Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Funds may not be able to redeem in-kind certain securities held by the Funds (e.g., derivative instruments). In such a case, the Funds may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Funds to recognize capital gains that they might not have recognized if they had made a redemption in-kind. As a result, the Funds may pay out higher annual capital gain distributions than if the in-kind redemption process was used.

●	Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

●	Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate a Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant. Because securities held by the Funds may trade on foreign exchanges that are closed when the Funds’ primary listing exchange is open, the Funds are likely to experience premiums and discounts greater than those of ETFs holding only domestic securities.

Notes to Financial Statements

December 31, 2025

●	Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Funds’ underlying portfolio holdings, which can be significantly less liquid than Shares. Also, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for a Fund’s underlying portfolio holdings. These adverse effects on liquidity for Shares, in turn, could lead to wider bid-ask spreads and differences between the market price of Shares and the underlying value of those Shares.

Exchange Traded Vehicle (“ETV”) Risk. The Funds may invest in ETFs, Exchange Traded Notes (“ETN”), and exchange-listed trusts. Please see “ETF Risks” above, for risks specific to investing in ETFs. The risks of owning interests of an ETV generally reflect the same risks as owning the underlying securities or other instruments that the ETF is designed to track and which are disclosed elsewhere in the Fund’s Prospectus. The shares of certain ETVs may trade at a premium or discount to their intrinsic value (i.e., the market value may differ from the NAV of an ETV’s shares). For example, the value of an ETV may drop due to a downgrade in the issuer’s credit rating. By investing in an ETV, the Funds indirectly bear the proportionate share of any fees and expenses of the ETV in addition to the Funds’ direct fees and expenses. Additionally, trading in an ETV may be halted by the exchange on which it trades.

●	Exchange-Listed Trust Risk. Exchange-listed trusts are not registered as investment companies under the 1940 Act. Consequently, an investment in an exchange-listed trust will not have the regulatory protections provided to investors in RICs. Some exchange-listed trusts may qualify as “emerging growth companies” and therefore may be subject to reduced public reporting requirements. Under certain circumstances, the exchange on which an exchange-listed trust trades may halt trading in the exchange-listed trust.

●	ETN Risk. The value of an ETN may be influenced by time-to-maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities’ markets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by the Funds are unsecured debts of the issuer.

Foreign Securities Risk. Investments in securities or other instruments of non-U.S. issuers involve certain risks not involved in domestic investments and may experience more rapid and extreme changes in value than investments in securities of U.S. companies. Financial markets in foreign countries often are not as developed, efficient, or liquid as financial markets in the United States, and therefore, the prices of non-U.S. securities and instruments can be more volatile. In addition, the Funds will be subject to risks associated with adverse political and economic developments in foreign countries, which may include the imposition of economic sanctions. Generally, there is less readily available and reliable information about non-U.S. issuers due to less rigorous disclosure or accounting standards and regulatory practices.

Futures Contracts Risk. A futures contract is a standardized agreement to buy or sell a specific quantity of an underlying instrument at a specific price at a specific future time. A decision as to whether, when, and how to use futures involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the risks associated with all derivatives, the prices of futures can be highly volatile, using futures can lower total return, and the potential loss from futures can exceed a Fund’s initial investment in such contracts.

Notes to Financial Statements

December 31, 2025

Gold Risk. The prices of precious metals, such as gold, rise and fall in response to many factors, including: economic cycles, changes in inflation or expectations about inflation in various countries, interest rates, currency fluctuations, metal sales by governments, central banks, or international agencies, investment speculation, resource availability, fluctuations in industrial and commercial supply and demand, government regulation of the metals and materials industries, and government prohibitions or restrictions on the private ownership of certain precious and rare metals.

Government Obligations Risk. The Funds may invest in securities issued by the U.S. government or its agencies or instrumentalities, such as U.S. Treasury securities. There can be no guarantee that the United States will be able to meet its payment obligations with respect to such securities. Additionally, market prices and yields of securities supported by the full faith and credit of the U.S. government or other countries may decline or be negative for short or long periods of time.

Illiquid Investments Risk. The Funds may, at times, hold illiquid investments, by virtue of the absence of a readily available market for certain of their investments, or because of legal or contractual restrictions on sales. The Funds could lose money if they are unable to dispose of an investment at a time or price that is most beneficial to the Funds.

Interest Rate Risk. Generally, the value of fixed-income securities will change inversely with changes in interest rates. As interest rates rise, the market value of fixed-income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed-income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.

Leverage Risk. Using derivatives such as futures to increase a Fund’s combined long and short exposure creates leverage, which can magnify each Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on each Fund’s Share price.

Management Risk. The Funds are actively-managed and may not meet their investment objectives based on the Adviser’s success or failure to implement investment strategies for the Funds.

Market Capitalization Risk.

●	Large-Capitalization Investing. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion. Large-capitalization companies may also be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

●	Mid-Capitalization Investing. The securities of mid-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large-capitalization companies. The securities of mid-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large-capitalization stocks or the stock market as a whole.

Notes to Financial Statements

December 31, 2025

●	Small-Capitalization Investing. The securities of small-capitalization companies may be more vulnerable to adverse issuer, market, political, or economic developments than securities of large- or mid-capitalization companies. The securities of small-capitalization companies generally trade in lower volumes and are subject to greater and more unpredictable price changes than large- or mid-capitalization stocks or the stock market as a whole. There is typically less publicly available information concerning smaller-capitalization companies than for larger, more established companies.

Market Risk. The trading prices of securities and other instruments fluctuate in response to a variety of factors. Turbulence in financial markets and reduced liquidity in equity, credit, and fixed-income markets may negatively affect many issuers worldwide, which could have an adverse effect on the Funds. Each Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Maturity Risk. Debt securities with a longer maturity, including U.S. Treasuries and TIPS, may fluctuate in value more than ones with a shorter maturity.

Mining and Metal Industry Risk. Mining and metal companies can be significantly affected by international political and economic developments, energy conservation, the success of exploration projects, commodity prices, taxes and government regulations. Investments in mining and metal industry companies may be speculative and subject to greater price volatility than investments in other types of companies. Increased environmental or labor costs may depress the value of mining and metal investments. In addition, changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals, and consequently the value of mining and metal company investments. Further, the principal supplies of metal industries may be concentrated in a small number of countries and regions.

Other Investment Companies Risk. By investing in another investment company, the Funds become a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. The Funds may suffer losses due to the investment practices of the underlying funds as the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. The Funds will incur higher and duplicative expenses when it invests in ETFs and other investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

Real Estate Investment Trust Investment Risk. Investments in REITs involve unique risks. REITs may have limited financial resources, may trade less frequently and in limited volume, and may be more volatile than other securities. REITs may be affected by changes in the value of their underlying properties or mortgages or by defaults by their borrowers or tenants. Furthermore, these entities depend upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in financing a limited number of projects. In addition, the performance of a REIT may be affected by changes in the tax laws or by its failure to qualify for tax-free pass- through of income.

Reverse Repurchase Agreement Risk (UPAR Ultra Risk Parity ETF Only). A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Similar to borrowing, reverse repurchase agreements provide the Fund with cash for investment purposes, which creates leverage and subjects the Fund to the risks of leverage. Reverse repurchase agreements also involve the risk that the other party may fail to return the securities in a timely manner or at all. The Fund could lose money if it is unable to recover the securities and/or if the value of collateral held by the Fund, including the value of the investments made with cash collateral, is less than the value of securities.

Notes to Financial Statements

December 31, 2025

Tax Risk. To qualify for the favorable U.S. federal income tax treatment accorded to RICs, the Funds must derive at least 90% of their gross income in each taxable year from certain categories of income (“qualified income”) and must satisfy certain asset diversification requirements. Certain of each Fund’s investments may generate income that is not qualifying income. If the Funds were to fail to meet the qualifying income test or the asset diversification requirements and fail to qualify as a RIC, it would be taxed in the same manner as an ordinary corporation, and distributions to its shareholders would not be deductible by the Funds in computing their taxable income.

U.S. Treasury Inflation-Protected Securities (“TIPS”) Risk. Interest payments on TIPS are unpredictable and will fluctuate as the principal and corresponding interest payments are adjusted for inflation. There can be no assurance that the Consumer Price Index will accurately measure the real rate of inflation in the prices of goods and services. Any increases in the principal amount of TIPS will be considered taxable ordinary income, even though the Funds or applicable underlying ETF will not receive the principal until maturity. As a result, the Funds may make income distributions to shareholders that exceed the cash they receive. In addition, TIPS are subject to credit risk, interest rate risk, and maturity risk.

Water Industry Risk. The water industry can be significantly affected by economic trends or other conditions or developments, such as the availability of water, the level of rainfall and occurrence of other climatic events, changes in water consumption, new technologies relating to the supply of water, and water conservation. The industry can also be significantly affected by environmental considerations, taxation, government regulation (including the increased cost of compliance), inflation, increases in interest rates, price and supply fluctuations, increases in the cost of raw materials and other operating costs, technological advances, and competition from new market entrants.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee	Investment Advisory Fee After Waiver
RPAR Risk Parity ETF	0.50%	0.48%
UPAR Ultra Risk Parity ETF	0.65%	0.63%

The Adviser has contractually agreed to reduce its Investment Advisory Fee for the RPAR Risk Parity ETF to 0.48% until at least April 30, 2026 and agreed to reduce its Investment Advisory Fee for the UPAR Ultra Risk Parity ETF to 0.63% until at least April 30, 2026 (the “Fee Waiver Agreements”). The Fee Waiver Agreements may be terminated only by, or with the consent of, the Board. Any waived Investment Advisory Fees are not able to be recouped by the Adviser under the Fee Waiver Agreements.

Notes to Financial Statements

December 31, 2025

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fee payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the year ended December 31, 2025 are disclosed in the Statements of Operations.

The Adviser and MAI Capital Management, LLC (“MAI”) are parties to an agreement whereby MAI has assumed the obligation of the Adviser to pay all expenses of each Fund, except Excluded Expenses (such expenses of the Funds, except Excluded Expenses, the “Unitary Expenses”). Although MAI is responsible for the Unitary Expenses, the Adviser retains the ultimate obligation to each Fund to pay such expenses. MAI, through its wholly owned indirect subsidiaries, Evoke Wealth, LLC d/b/a Evoke Advisors (“Evoke”) and RPAR, LLC, also provides marketing support for the Funds, including hosting the Funds’ website and preparing marketing materials related to the Funds. For these services and payments, MAI receives all of the profits, if any, generated by a Fund’s unitary management fee, less a contractual fee retained by the Adviser. None of MAI, Evoke or RPAR, LLC make investment decisions, provide investment advice, participate in the active management of the Funds, or otherwise act in the capacity of an investment adviser to the Funds.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian. The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the RPAR Risk Parity ETF. Prior to August 1, 2025, Fund Services also served as the Funds' sub-administrator.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

NOTE 5 - SECURITIES LENDING

The RPAR Risk Parity ETF may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least the market value of the securities loaned by the Fund. The Fund receives compensation in the form of net fees and earned interest on the cash collateral. Due to timing issues of when a security is recalled from loan, the financial statements may differ in presentation. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreements to recall the securities from the borrower on demand.

Notes to Financial Statements

December 31, 2025

As of December 31, 2025, market value of the securities on loan and payable on collateral received for securities lending were as follows:

RPAR Risk Parity ETF

Market Value of Securities on Loan	Payable on Collateral Received	Percentage of Net Assets of Securities on Loan
$1,305,604	$1,340,609	0.2%

During the year ended December 31, 2025, the Fund loaned securities that were collateralized by cash. The cash collateral received was invested in the First American Government Obligations Fund – Class X as listed in the Fund’s Schedule of Investments. The First American Government Obligations Fund – Class X, investment objective is to seek to maximize income to the extent consistent with the preservation of capital and liquidity and maintain a stable NAV of $1.00. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities. In addition, the Fund bears the risk of loss associated with the investment of cash collateral received. Securities lending income is disclosed in the Fund’s Statements of Operations.

The RPAR Risk Parity ETF is not subject to a master netting agreement with respect to the Fund’s participation in securities lending; therefore, no additional disclosures regarding netting arrangements are required.

The UPAR Ultra Risk Parity ETF does not engage in securities lending.

NOTE 6 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, which serves as the Chief Operating Decision Maker ("CODM"). The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. There were no intra-entity sales or transfers during the reporting period.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

Notes to Financial Statements

December 31, 2025

NOTE 7 - PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2025, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities, and in-kind transactions were:

Fund	Purchases	Sales
RPAR Risk Parity ETF	$27,839,589	$40,077,050
UPAR Ultra Risk Parity ETF	4,453,051	4,682,503

For the year ended December 31, 2025, the cost of purchases and proceeds from the sales or maturities of long-term U.S. government securities were as follows:

Fund	Purchases	Sales
RPAR Risk Parity ETF	$48,168,615	$46,168,026
UPAR Ultra Risk Parity ETF	9,561,326	11,845,036

For the year ended December 31, 2025, in-kind transactions associated with creations and redemptions for the Funds were:

Fund	Purchases	Sales
RPAR Risk Parity ETF	$14,602,390	$53,299,508
UPAR Ultra Risk Parity ETF	2,844,791	10,935,585

NOTE 8 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2025 and the prior fiscal year ended December 31, 2024 were as follows:

Distributions paid from:	RPAR Risk Parity ETF		UPAR Ultra Risk Parity ETF
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Ordinary Income	$14,236,569	$14,473,451	$2,114,584	$2,451,317

As of the fiscal year ended December 31, 2025, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	RPAR Risk Parity ETF	UPAR Ultra Risk Parity ETF
Cost of investments(a)	$613,210,384	$60,666,063
Gross tax unrealized appreciation	62,885,336	5,653,136
Gross tax unrealized depreciation	(120,350,889)	(3,589,808)
Net tax unrealized appreciation (depreciation)	(57,465,553)	2,063,328
Undistributed ordinary income (loss)	204,320	42,762
Undistributed long-term capital gain (loss)	—	—

Notes to Financial Statements

December 31, 2025

	RPAR Risk Parity ETF	UPAR Ultra Risk Parity ETF
Total distributable earnings	204,320	42,762
Other accumulated gain (loss)	(277,958,223)	(8,477,327)
Total distributable earnings/(accumulated losses)	$(335,219,456)	$(6,371,237)

(a)	The difference between book and tax-basis unrealized appreciation is primarily due to wash sales and passive foreign income companies.

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal year ended December 31, 2025, the Funds had not elected to defer any post-October or late-year losses.

As of December 31, 2025, the RPAR Risk Parity ETF and UPAR Ultra Risk Parity ETF had long-term and short-term capital loss carryovers of $163,195,927 and $5,917,640, and $114,763,583 and $2,559,703, respectively, which do not expire. The RPAR Risk Parity ETF and UPAR Ultra Risk Parity ETF utilized $2,348,820 and $1,110,037 of short-term capital losses during the fiscal year ended December 31, 2025.

NOTE 9 - CREDIT FACILITY

U.S. Bank N.A. has made available to each Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the year ended December 31, 2025, were as follows:

	RPAR ETF	UPAR ETF
Maximum available credit	$50,000,000	$50,000,000
Largest amount outstanding on an individual day	2,530,000	1,724,000
Average daily loan outstanding, when in use	1,680,500	655,613
Credit facility outstanding as of December 31, 2025	—	—
Average interest rate, when in use	7.38%	7.43%
Interest rate terms	Prime	Prime
Interest rate as of December 31, 2025	6.75%	6.75%
Expiration date	June 24, 2026	June 24, 2026

Interest expense incurred for the year ended December 31, 2025 is disclosed in the Statements of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds in the Trust.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTE 10 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the Exchange. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker- dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Notes to Financial Statements

December 31, 2025

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $750, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

NOTE 11 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

NOTE 12 - NEW ACCOUNTING PRONOUNCEMENTS

In December 2023, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”), which enhances the transparency and decision usefulness of income tax disclosures. The amendments are effective for annual periods beginning after December 15, 2024. The Funds have adopted ASU 2023-09, did not have a material impact on the Fund’s financial statements or disclosures.

NOTE 13 - SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there are no subsequent events that would need to be recognized or disclosed in the Funds' financial statements.

Report of Independent Registered Public Accounting Firm	Evoke ETFs

To the Shareholders of
RPAR Risk Parity ETF,

UPAR Ultra Risk Parity ETF and
The Board of Trustees of

Tidal Trust I

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of RPAR Risk Parity ETF and UPAR Ultra Risk Parity ETF (the “Funds”), each a series of Tidal Trust I (the “Trust”), including the schedules of investments, as of December 31, 2025, and with respect to RPAR Risk Parity ETF, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for the four years in the period then ended, the period December 1, 2021 through December 31, 2021 and the year ended November 30, 2021, and with respect to UPAR Ultra Risk Parity ETF, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and for the period January 3, 2022 (commencement of operations) through December 31, 2022, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, and the results of their operations, the changes in their net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2018.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 27, 2026

Other Non-Audited Information	Evoke ETFs

December 31, 2025

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the fiscal year ended December 31, 2025, certain dividends paid by each Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

RPAR Risk Parity ETF	31.86%
UPAR Ultra Risk Parity ETF	24.82%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025, were as follows:

RPAR Risk Parity ETF	8.63%
UPAR Ultra Risk Parity ETF	7.99%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the fiscal year ended December 31, 2025, were as follows:

RPAR Risk Parity ETF	0.00%
UPAR Ultra Risk Parity ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.”

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Fund, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.

The Board of Trustees (the “Board” or the “Trustees”) of Tidal Trust I (the “Trust”) met at a meeting held on September 17, 2025 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the RPAR Risk Parity ETF (the “RPAR ETF”) and the UPAR Ultra Risk Parity ETF (the “UPAR ETF”) (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Tidal Investments LLC, the Funds’ investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fees for the Funds, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided. Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Funds, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by each of the Funds.

The Board also considered other services provided to each Fund, such as monitoring adherence to each Fund’s investment strategy and restrictions, oversight of other service providers to each Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of each Fund’s use of derivatives instruments, and monitoring the extent to which each Fund achieves its investment objective as an actively-managed ETF. The Board noted that although each Fund is actively-managed, the RPAR ETF seeks to invest its assets to achieve exposures similar to those of the Advanced Research Risk Parity Index (the “RPAR Index”), and the UPAR ETF seeks to invest its assets to achieve exposures similar to those of a reference index, the Advanced Research Ultra Risk Parity Index (the “UPAR Index”). The Board further noted that the Adviser is responsible for selecting each Fund’s investments and trade execution, taking into account the assets in the RPAR Index for the RPAR ETF and the UPAR Index for the UPAR ETF.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Funds and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory.

2.	Investment Performance of the Funds and the Adviser. The Board considered the investment performance of the Funds and the Adviser. The Board noted that the Funds were actively-managed but designed to match the asset exposures of a reference index and considered the performance of each Fund (at net asset value) against the RPAR Index or UPAR Index, as applicable, to its respective benchmark indices, and to its respective peer group.

The Board considered the performance of the RPAR ETF on an absolute basis, in comparison to the RPAR Index, in comparison to its benchmark index (a blended index comprised of 60% of the S&P 500 Total Return Index and 40% of the Bloomberg U.S. Aggregate Bond Index (the “60/40 Index”)), and in comparison to the S&P 500 Total Return Index. The Board also considered comparative information provided by the Adviser, in partnership with AltaVista Research, LLC, a third-party ETF research firm, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. moderately conservative allocation funds) (the “RPAR Peer Group”). The Board noted that the Fund outperformed the 60/40 Index and the S&P 500 Total Return Index for the year-to-date period ended June 30, 2025, and underperformed the 60/40 Index and the S&P 500 Total Return Index for the one-year, three-year, five-year and since inception periods ended June 30, 2025. The Board also discussed the Fund’s comparative performance versus the RPAR Index for the same periods, noting that the Fund’s performance was in line with the RPAR Index for the year-to-date period ended June 30, 2025, but trailed the RPAR Index for the one-year, three-year, five-year and since inception periods ended June 30, 2025, and discussed factors that accounted for such differences. The Board also considered that the Fund had underperformed the RPAR Peer Group median and average for the one-year and three-year periods ended July 31, 2025. The Board noted that the Fund ranked fourth out of four funds in the RPAR Peer Group for the one-year period ended July 31, 2025, and third out of three funds in the RPAR Peer Group for the three-year period ended July 31, 2025.

The Board considered the performance of the UPAR ETF on an absolute basis, in comparison to the UPAR Index and in comparison to its benchmark index (the S&P 500 Total Return Index). The Board also considered comparative information provided by the Adviser, in partnership with AltaVista Research, LLC, comparing the Fund to a peer group of ETFs within the Fund’s designated Morningstar category (a peer group of U.S. moderate allocation funds) (the “UPAR Peer Group”). The Board noted that the Fund outperformed the S&P 500 Total Return Index for the year-to-date period ended June 30, 2025, but underperformed the S&P 500 Total Return Index for the one-year, three-year and since inception periods ended June 30, 2025. The Board also discussed the Fund’s comparative performance versus the UPAR Index for the same periods, noting that the Fund’s performance was in line with the UPAR Index for the year-to-date period ended June 30, 2025, but trailed the UPAR Index for the one-year, three-year and since inception periods ended June 30, 2025, and discussed factors that accounted for such differences. The Board also considered that the Fund had underperformed the UPAR Peer Group median and average for the one-year and three-year periods ended July 31, 2025. The Board noted that the Fund ranked 14 out of 16 funds in the UPAR Peer Group for the one-year period ended July 31, 2025, and seventh out of seven funds in the UPAR Peer Group for the three-year period ended July 31, 2025.

After considering all of the information, the Board concluded that the performance of each Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with each Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.	Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fees, including a review of comparative expenses, expense components and peer group selection for each Fund. The Board took into consideration that the advisory fee was a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to each Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fees and resources, subject to the contractual agreement of each Fund’s sponsor, RPAR, LLC, to assume such obligation in exchange for the profits, if any, generated by each Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement with respect to each Fund.

For the RPAR ETF, the Board also considered that the Adviser had contractually agreed to an advisory fee waiver that reduces the Fund’s unitary fee from 0.50% to 0.48% of the Fund’s average daily net assets through at least April 30, 2026. The Board considered that the Fund’s advisory fee of 0.50% was below the RPAR Peer Group average of 0.577%, and that the Fund’s net expense ratio after fee waivers of 0.48% was below the RPAR Peer Group average of 0.64%.

For the UPAR ETF, the Board also considered that the Adviser had contractually agreed to an advisory fee waiver that reduces the Fund’s unitary fee from 0.65% to 0.63% of the Fund’s average daily net assets through at least April 30, 2026. The Board considered that the Fund’s advisory fee of 0.65% was above the UPAR Peer Group average of 0.615%, and that the Fund’s net expense ratio after fee waivers of 0.63% was below the UPAR Peer Group of 0.709%.

The Board concluded that each Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also concluded, in light of each Fund’s strategy and significant investments in exchange-traded funds (“underlying ETFs”), that the advisory fee paid to the Adviser with respect to each Fund is based on services provided by the Adviser that are in addition to, rather than duplicative of, the services provided under the advisory agreements for the underlying ETFs. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profit realized by the Adviser from its relationship with each Fund, and the profitability of each Fund’s unitary fee on an aggregate basis. The Board concluded that the fees had not been, and currently were not, excessive, and the Board further concluded that the Adviser had adequate financial resources to support its services to each Fund from the revenues of its overall investment advisory business.

4.	Extent of Economies of Scale as each Fund Grows. The Board compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that each Fund might realize under the structure of the advisory fee. The Board noted that the advisory fees did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.
5.	Benefits Derived from the Relationship with the Funds. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Funds. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Funds.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to each of the Funds; and (c) the approval of the renewal of the Advisory Agreement for an additional term ending September 30, 2026 was in the best interests of each Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Filed herewith.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust I

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	March 6, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	March 6, 2026

* Print the name and title of each signing officer under his or her signature.